TRADE AND OTHER PAYABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
TRADE AND OTHER PAYABLES
Trade payables		Rp 13,875	Rp 14,766
Other payables		449	448
Total trade and other payables	$ 1,032	Rp 14,324	Rp 15,214